John Hancock
Strategic Income Opportunities Fund
Quarterly portfolio holdings 5/31/2024

Fund’s investments
As of 5-31-24 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 14.1%					$424,942,044
(Cost $470,229,508)
U.S. Government 9.3%					281,007,922
U.S. Treasury
Bond	2.000	02-15-50		34,740,000	20,774,791
Bond	2.375	02-15-42		17,980,000	12,929,446
Bond	2.750	11-15-42		10,200,000	7,720,125
Bond	3.000	02-15-49		49,575,000	37,065,059
Bond	3.000	08-15-52		11,120,000	8,236,619
Bond	3.625	02-15-53		26,720,000	22,379,044
Note	1.500	01-31-27		5,758,000	5,298,485
Note	1.875	02-15-32		19,488,000	16,187,220
Note	2.625	05-31-27		5,135,000	4,843,950
Note	2.750	08-15-32		39,510,000	34,801,210
Note	2.875	05-15-32		71,305,000	63,600,721
Note	3.500	02-15-33		50,805,000	47,171,252
U.S. Government Agency 4.8%					143,934,122
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	4.500	07-01-52		9,923,630	9,300,210
30 Yr Pass Thru	4.500	08-01-52		6,459,491	6,055,714
30 Yr Pass Thru	4.500	12-01-52		10,030,890	9,501,041
30 Yr Pass Thru	4.500	05-01-53		24,817,093	23,529,478
30 Yr Pass Thru	5.000	08-01-52		7,426,674	7,216,844
30 Yr Pass Thru	5.000	10-01-52		7,216,495	7,008,093
30 Yr Pass Thru	5.000	11-01-52		3,970,366	3,843,982
30 Yr Pass Thru	5.000	11-01-52		9,069,951	8,813,693
Federal National Mortgage Association
30 Yr Pass Thru	4.500	07-01-52		11,962,597	11,285,853
30 Yr Pass Thru	4.500	08-01-52		14,209,622	13,472,367
30 Yr Pass Thru	4.500	09-01-52		9,563,096	9,022,095
30 Yr Pass Thru	5.000	09-01-52		14,423,371	13,925,713
30 Yr Pass Thru	5.000	11-01-52		5,501,980	5,343,090
30 Yr Pass Thru	5.000	04-01-54		7,587,644	7,353,705

30 Yr Pass Thru	5.000	05-01-54		8,563,745	8,262,244
Foreign government obligations 23.9%					$722,679,706
(Cost $773,093,965)
Australia 1.8%					53,264,974
Airservices Australia	5.400	11-15-28	AUD	6,820,000	4,611,563
New South Wales Treasury Corp.	1.500	02-20-32	AUD	19,400,000	10,084,268
New South Wales Treasury Corp.	2.000	03-08-33	AUD	8,030,000	4,196,198
Queensland Treasury Corp. (A)	4.500	08-22-35	AUD	7,250,000	4,494,239
Queensland Treasury Corp. (A)	5.250	07-21-36	AUD	16,330,000	10,729,224
South Australian Government Financing Authority	4.750	05-24-38	AUD	7,480,000	4,600,198
Treasury Corp. of Victoria	2.250	11-20-34	AUD	7,320,000	3,677,867
Treasury Corp. of Victoria	4.250	12-20-32	AUD	10,490,000	6,588,783
Treasury Corp. of Victoria	4.750	09-15-36	AUD	6,880,000	4,282,634
Austria 0.2%					5,926,588
Republic of Austria (A)	2.900	02-20-33	EUR	5,540,000	5,926,588
Brazil 1.2%					36,010,947
Federative Republic of Brazil	10.000	01-01-25	BRL	116,480,000	23,020,356
Federative Republic of Brazil	10.000	01-01-27	BRL	67,010,000	12,990,591
2	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Canada 2.7%					$80,746,019
CDP Financial, Inc.	4.200	12-02-30	CAD	6,930,000	5,092,491
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	6,685,000	4,300,481
Government of Canada	1.250	03-01-25	CAD	20,315,000	14,551,171
Government of Canada	1.500	09-01-24	CAD	2,863,000	2,083,219
OMERS Finance Trust (A)	4.750	03-26-31		3,700,000	3,662,595
Ontario Teachers’ Finance Trust (A)	2.000	04-16-31		10,680,000	8,887,285
Province of Alberta	0.625	04-18-25	EUR	3,045,000	3,218,396
Province of British Columbia	4.200	07-06-33		6,870,000	6,533,967
Province of Ontario	1.350	12-02-30	CAD	18,920,000	11,737,355
Province of Ontario	3.100	01-31-34	EUR	4,245,000	4,530,538
Province of Ontario	3.450	06-02-45	CAD	8,990,000	5,660,346
Province of Quebec	0.200	04-07-25	EUR	3,150,000	3,319,935
Province of Quebec	4.500	09-08-33		7,382,000	7,168,240
China 0.2%					4,989,387
People’s Republic of China	2.690	08-12-26	CNY	35,520,000	4,989,387
Colombia 0.2%					5,900,384
Republic of Colombia	3.250	04-22-32		2,385,000	1,813,262
Republic of Colombia	4.500	03-15-29		2,450,000	2,216,918
Republic of Colombia	5.625	02-26-44		2,450,000	1,870,204
Finland 0.5%					14,229,022
Kuntarahoitus OYJ (3 month NIBOR + 1.250%) (B)	5.970	01-10-25	NOK	42,000,000	4,030,940
Republic of Finland (A)	3.000	09-15-33	EUR	9,485,000	10,198,082
Germany 0.4%					12,223,512
Federal Republic of Germany	3.250	07-04-42	EUR	3,805,000	4,367,493
Federal Republic of Germany, Zero Coupon	0.000	02-15-31	EUR	5,020,000	4,585,698
Federal Republic of Germany, Zero Coupon	0.000	05-15-35	EUR	4,035,000	3,270,321
India 1.3%					41,000,374
Export-Import Bank of India (A)	3.875	02-01-28		6,380,000	6,064,956
Republic of India	5.220	06-15-25	INR	490,370,000	5,771,126
Republic of India	6.100	07-12-31	INR	253,930,000	2,879,194
Republic of India	6.450	10-07-29	INR	373,000,000	4,350,549
Republic of India	7.060	04-10-28	INR	421,080,000	5,035,671
Republic of India	7.100	04-18-29	INR	376,290,000	4,514,420
Republic of India	7.260	02-06-33	INR	518,090,000	6,282,733
Republic of India	7.270	04-08-26	INR	156,200,000	1,877,950
Republic of India	7.380	06-20-27	INR	350,120,000	4,223,775
Indonesia 3.3%					99,648,024
Perusahaan Penerbit SBSN Indonesia III (A)	4.150	03-29-27		8,310,000	8,064,426
Republic of Indonesia	1.100	03-12-33	EUR	2,709,000	2,322,125
Republic of Indonesia (A)	2.150	07-18-24	EUR	5,170,000	5,591,609
Republic of Indonesia (C)	3.050	03-12-51		5,655,000	3,788,341
Republic of Indonesia	3.850	10-15-30		4,480,000	4,117,299
Republic of Indonesia	5.125	04-15-27	IDR	61,400,000,000	3,620,776
Republic of Indonesia	6.375	08-15-28	IDR	234,762,000,000	14,219,407
Republic of Indonesia	6.375	04-15-32	IDR	160,448,000,000	9,569,981
Republic of Indonesia	6.500	02-15-31	IDR	264,040,000,000	15,884,030
Republic of Indonesia	6.625	05-15-33	IDR	84,156,000,000	5,086,319
Republic of Indonesia	6.625	02-15-34	IDR	73,967,000,000	4,472,745
Republic of Indonesia	7.500	06-15-35	IDR	61,272,000,000	3,925,179
Republic of Indonesia	7.500	05-15-38	IDR	49,515,000,000	3,199,425
Republic of Indonesia	8.375	09-15-26	IDR	81,815,000,000	5,220,683
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	3

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Republic of Indonesia	8.750	05-15-31	IDR	111,458,000,000	$7,527,057
Republic of Indonesia	9.000	03-15-29	IDR	45,615,000,000	3,038,622
Ireland 0.1%					2,749,383
Republic of Ireland	1.100	05-15-29	EUR	2,760,000	2,749,383
Italy 0.2%					7,062,560
Republic of Italy	1.250	02-17-26		7,595,000	7,062,560
Malaysia 1.2%					36,532,145
Government of Malaysia	3.733	06-15-28	MYR	24,975,000	5,319,922
Government of Malaysia	3.828	07-05-34	MYR	19,155,000	4,043,505
Government of Malaysia	3.844	04-15-33	MYR	39,651,000	8,391,379
Government of Malaysia	3.882	03-14-25	MYR	9,845,000	2,099,940
Government of Malaysia	3.899	11-16-27	MYR	28,427,000	6,095,821
Government of Malaysia	3.900	11-30-26	MYR	18,960,000	4,064,745
Government of Malaysia	4.498	04-15-30	MYR	29,585,000	6,516,833
Mexico 1.8%					53,813,411
Government of Mexico	5.000	03-06-25	MXN	304,967,000	17,262,500
Government of Mexico	7.500	05-26-33	MXN	363,670,000	18,497,624
Government of Mexico	7.750	05-29-31	MXN	342,680,000	18,053,287
Netherlands 0.3%					8,811,959
BNG Bank NV	3.300	07-17-28	AUD	13,955,000	8,811,959
New Zealand 2.5%					74,592,826
Government of New Zealand	0.500	05-15-26	NZD	13,975,000	7,899,312
Government of New Zealand	2.750	04-15-25	NZD	26,105,000	15,695,158
Government of New Zealand	3.500	04-14-33	NZD	26,750,000	14,958,859
Government of New Zealand	4.250	05-15-34	NZD	12,370,000	7,275,640
Government of New Zealand	4.500	05-15-35	NZD	11,830,000	7,065,171
New Zealand Local Government Funding Agency	2.250	05-15-31	NZD	1,880,000	959,562
New Zealand Local Government Funding Agency	2.750	04-15-25	NZD	8,965,000	5,377,589
New Zealand Local Government Funding Agency	3.000	05-15-35	NZD	10,470,000	5,161,359
New Zealand Local Government Funding Agency	3.500	04-14-33	NZD	10,051,000	5,405,415
New Zealand Local Government Funding Agency	4.700	08-01-28	AUD	7,215,000	4,794,761
Norway 1.2%					35,971,678
Kingdom of Norway (A)	1.250	09-17-31	NOK	97,985,000	7,877,186
Kingdom of Norway (A)	1.750	03-13-25	NOK	84,345,000	7,871,279
Kingdom of Norway (A)	2.125	05-18-32	NOK	182,915,000	15,496,096
Kommunalbanken AS	4.250	07-16-25	AUD	7,134,000	4,727,117
Philippines 1.9%					58,098,226
Republic of the Philippines	0.875	05-17-27	EUR	13,490,000	13,374,848
Republic of the Philippines	2.625	08-12-25	PHP	684,320,000	11,201,682
Republic of the Philippines	3.625	09-09-25	PHP	302,480,000	5,000,409
Republic of the Philippines	6.125	08-22-28	PHP	403,305,000	6,810,734
Republic of the Philippines	6.250	02-28-29	PHP	430,000,000	7,289,504
Republic of the Philippines	6.250	01-14-36	PHP	235,000,000	3,766,107
Republic of the Philippines	6.750	09-15-32	PHP	445,280,000	7,643,747
Republic of the Philippines	8.000	09-30-35	PHP	160,300,000	3,011,195
Qatar 0.2%					5,600,931
State of Qatar (A)	4.817	03-14-49		6,160,000	5,600,931
Singapore 0.2%					7,430,445
Republic of Singapore	3.375	09-01-33	SGD	10,035,000	7,430,445
4	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
South Korea 1.9%					$59,067,856
Republic of Korea	1.375	12-10-29	KRW	16,649,090,000	10,762,679
Republic of Korea	2.125	06-10-27	KRW	10,766,800,000	7,488,827
Republic of Korea	2.375	03-10-27	KRW	34,109,260,000	23,959,512
Republic of Korea	3.125	09-10-27	KRW	6,167,200,000	4,412,317
Republic of Korea	3.250	06-10-33	KRW	9,636,000,000	6,807,683
Republic of Korea	4.250	12-10-32	KRW	7,413,230,000	5,636,838
United Arab Emirates 0.1%					3,353,618
Government of Abu Dhabi (A)	3.875	04-16-50		4,315,000	3,353,618
United Kingdom 0.5%					15,655,437
Government of United Kingdom	0.250	01-31-25	GBP	6,620,000	8,198,500

Government of United Kingdom	3.250	01-31-33	GBP	6,310,000	7,456,937
Corporate bonds 43.5%					$1,313,043,258
(Cost $1,427,985,759)
Communication services 3.9%					118,880,747
Diversified telecommunication services 0.2%
Cellnex Telecom SA	1.875	06-26-29	EUR	5,400,000	5,302,571
Entertainment 0.4%
WMG Acquisition Corp. (A)(C)	3.000	02-15-31		14,835,000	12,555,129
Interactive media and services 0.1%
Match Group Holdings II LLC (A)	4.125	08-01-30		3,640,000	3,164,485
Media 2.1%
Charter Communications Operating LLC	2.800	04-01-31		2,350,000	1,917,467
Charter Communications Operating LLC	5.125	07-01-49		12,500,000	9,606,588
Charter Communications Operating LLC	5.750	04-01-48		5,420,000	4,562,550
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		8,000,000	6,715,715
News Corp. (A)	3.875	05-15-29		14,435,000	13,098,362
Sirius XM Radio, Inc. (A)	4.125	07-01-30		12,225,000	10,246,376
Virgin Media Finance PLC (A)	5.000	07-15-30		5,775,000	4,798,145
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		5,145,000	4,313,003
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		9,685,000	8,761,444
Wireless telecommunication services 1.1%
T-Mobile USA, Inc.	2.625	02-15-29		4,405,000	3,912,935
T-Mobile USA, Inc.	2.875	02-15-31		4,070,000	3,493,097
T-Mobile USA, Inc.	3.375	04-15-29		3,140,000	2,873,715
T-Mobile USA, Inc.	3.500	04-15-31		7,575,000	6,736,769
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	7,080,000	6,664,265
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		12,340,000	10,158,131
Consumer discretionary 5.1%					153,902,879
Automobiles 1.1%
Ford Motor Company	3.250	02-12-32		22,055,000	18,127,391
Ford Motor Credit Company LLC	2.748	06-14-24	GBP	2,624,000	3,340,343
Ford Motor Credit Company LLC	2.900	02-16-28		2,895,000	2,607,646
Ford Motor Credit Company LLC	3.625	06-17-31		8,133,000	6,947,575
Ford Motor Credit Company LLC	4.000	11-13-30		2,575,000	2,282,492
Diversified consumer services 0.4%
Duke University	3.299	10-01-46		7,549,000	5,571,719
Massachusetts Institute of Technology	2.989	07-01-50		4,505,000	3,115,477
President and Fellows of Harvard College	2.517	10-15-50		6,515,000	4,074,811
Hotels, restaurants and leisure 3.6%
Carnival Corp. (A)	5.750	03-01-27		5,147,000	5,052,205
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	5

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Carnival Corp. (A)	5.750	01-15-30	EUR	3,610,000	$3,983,334
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		4,920,000	4,172,625
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		7,450,000	7,043,744
Hyatt Hotels Corp.	5.750	04-23-30		9,696,000	9,856,587
MGM Resorts International	4.750	10-15-28		1,060,000	991,154
New Red Finance, Inc. (A)	3.500	02-15-29		14,687,000	13,214,260
New Red Finance, Inc. (A)	3.875	01-15-28		8,103,000	7,527,658
Premier Entertainment Sub LLC (A)	5.625	09-01-29		2,115,000	1,535,823
Premier Entertainment Sub LLC (A)	5.875	09-01-31		4,430,000	3,091,236
Royal Caribbean Cruises, Ltd. (A)	5.500	04-01-28		10,110,000	9,876,600
Travel + Leisure Company (A)	4.500	12-01-29		7,482,000	6,813,464
Travel + Leisure Company (A)	6.625	07-31-26		1,084,000	1,088,432
Yum! Brands, Inc.	3.625	03-15-31		16,670,000	14,514,759
Yum! Brands, Inc.	4.625	01-31-32		6,170,000	5,620,091
Yum! Brands, Inc. (A)	4.750	01-15-30		14,270,000	13,453,453
Consumer staples 2.9%					88,529,047
Beverages 0.2%
Becle SAB de CV (A)	2.500	10-14-31		8,250,000	6,476,250
Food products 2.6%
Bimbo Bakeries USA, Inc. (A)	5.375	01-09-36		12,510,000	12,085,343
Darling Ingredients, Inc. (A)	6.000	06-15-30		11,820,000	11,554,084
JBS USA LUX SA	3.625	01-15-32		9,845,000	8,441,447
JBS USA LUX SA	5.750	04-01-33		2,970,000	2,926,904
Kraft Heinz Foods Company	4.375	06-01-46		12,270,000	10,057,859
Kraft Heinz Foods Company	6.875	01-26-39		3,945,000	4,376,958
Kraft Heinz Foods Company (A)	7.125	08-01-39		4,290,000	4,853,083
MARB BondCo PLC (A)	3.950	01-29-31		9,526,000	7,753,815
NBM US Holdings, Inc. (A)	7.000	05-14-26		2,229,000	2,222,787
Post Holdings, Inc. (A)	4.500	09-15-31		3,240,000	2,867,840
Post Holdings, Inc. (A)	5.500	12-15-29		3,230,000	3,076,546
Post Holdings, Inc. (A)	5.625	01-15-28		9,380,000	9,164,826
Personal care products 0.1%
Natura & Company Luxembourg Holdings Sarl (A)(C)	4.125	05-03-28		1,894,000	1,711,621
Natura & Company Luxembourg Holdings Sarl (A)(C)	6.000	04-19-29		996,000	959,684
Energy 7.3%					220,105,990
Oil, gas and consumable fuels 7.3%
Aker BP ASA (A)	3.750	01-15-30		7,365,000	6,744,689
Cenovus Energy, Inc.	3.500	02-07-28	CAD	5,175,000	3,632,581
Cenovus Energy, Inc.	5.250	06-15-37		779,000	733,892
Cenovus Energy, Inc.	5.400	06-15-47		4,878,000	4,503,488
Cenovus Energy, Inc.	6.750	11-15-39		18,593,000	19,931,525
Cheniere Energy Partners LP	4.000	03-01-31		17,070,000	15,384,423
Civitas Resources, Inc. (A)	8.750	07-01-31		8,305,000	8,866,534
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33		2,170,000	2,211,866
Continental Resources, Inc. (A)	2.875	04-01-32		16,454,000	13,334,329
Continental Resources, Inc. (A)	5.750	01-15-31		8,031,000	7,912,491
Enbridge, Inc.	3.125	11-15-29		10,080,000	9,073,268
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		7,595,000	8,162,362
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54		8,105,000	8,437,629
EQT Corp. (A)	3.625	05-15-31		15,945,000	13,947,166
6	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
EQT Corp.	5.750	02-01-34		3,545,000	$3,507,182
Kinder Morgan, Inc.	5.300	12-01-34		2,405,000	2,329,639
MC Brazil Downstream Trading SARL (A)(C)	7.250	06-30-31		7,330,294	6,596,700
Occidental Petroleum Corp.	6.125	01-01-31		7,895,000	8,065,848
Occidental Petroleum Corp.	6.450	09-15-36		1,400,000	1,458,295
Occidental Petroleum Corp.	6.625	09-01-30		9,755,000	10,190,561
Occidental Petroleum Corp.	7.500	05-01-31		3,470,000	3,818,820
Ovintiv, Inc.	6.500	08-15-34		8,760,000	9,137,269
Ovintiv, Inc.	6.500	02-01-38		5,700,000	5,846,634
Pertamina Persero PT (A)	3.100	01-21-30		2,700,000	2,382,021
Pertamina Persero PT (A)	3.650	07-30-29		3,440,000	3,159,427
Petrorio Luxembourg Trading Sarl (A)	6.125	06-09-26		5,350,000	5,253,687
QatarEnergy (A)	2.250	07-12-31		7,975,000	6,589,966
QatarEnergy (A)	3.300	07-12-51		3,105,000	2,126,925
Southwestern Energy Company	5.700	01-23-25		166,000	165,260
The Williams Companies, Inc.	3.500	11-15-30		865,000	778,778
TransCanada PipeLines, Ltd.	4.100	04-15-30		12,590,000	11,810,169
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30		875,000	783,010
Var Energi ASA (A)	7.500	01-15-28		4,540,000	4,764,639
Western Midstream Operating LP	4.050	02-01-30		9,145,000	8,464,917
Financials 7.9%					237,083,356
Banks 5.9%
Asian Development Bank	3.000	10-14-26	AUD	5,880,000	3,785,377
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	11,950,000	8,877,606
European Investment Bank	0.250	01-20-32	EUR	10,275,000	9,099,091
Five Star Bancorp (6.000% to 9-1-27, then Overnight SOFR + 3.290%) (A)	6.000	09-01-32		2,220,000	1,876,355
Inter-American Development Bank	2.700	01-29-26	AUD	5,932,000	3,833,575
Inter-American Development Bank	2.750	10-30-25	AUD	5,140,000	3,340,495
Inter-American Development Bank	4.600	03-01-29	CAD	5,725,000	4,309,743
Inter-American Development Bank	4.700	10-03-30	AUD	8,465,000	5,606,751
International Bank for Reconstruction & Development	1.200	08-08-34	EUR	15,905,000	14,435,570
International Bank for Reconstruction & Development	1.250	03-16-26	NOK	35,210,000	3,174,076
International Bank for Reconstruction & Development	1.800	01-19-27	CAD	4,345,000	2,998,829
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	6,785,000	4,892,598
International Bank for Reconstruction & Development	4.250	09-18-30	CAD	4,540,000	3,371,815
International Bank for Reconstruction & Development	5.000	06-22-26	NZD	14,965,000	9,168,549
International Development Association	1.750	02-17-27	NOK	27,410,000	2,436,791
International Finance Corp.	0.375	09-10-25	NZD	12,980,000	7,488,870
International Finance Corp.	4.600	10-19-28	AUD	7,625,000	5,087,576
KfW	2.875	02-17-27	NOK	20,980,000	1,926,090
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (B)	5.040	06-19-24	NOK	26,000,000	2,477,484
Nordic Investment Bank	3.000	08-23-27	NOK	48,680,000	4,470,604
Nordic Investment Bank	4.000	11-04-26	NOK	25,000,000	2,358,171
Popular, Inc.	7.250	03-13-28		7,230,000	7,366,936
Provident Financial Services, Inc. (9.000% to 5-15-29, then 3 month CME Term SOFR + 4.765%)	9.000	05-15-34		4,735,000	4,809,851
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (D)	4.200	02-24-27	CAD	6,420,000	3,901,412
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84		13,885,000	14,128,349
The Asian Infrastructure Investment Bank	0.200	12-15-25	GBP	5,630,000	6,666,684
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	7

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		8,635,000	$9,014,836
The Toronto-Dominion Bank	2.667	09-09-25	CAD	10,534,000	7,508,011
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		9,915,000	10,276,283
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (D)	3.700	01-15-27		6,151,000	5,474,538
Webster Financial Corp. (3.875% to 11-1-25, then 3 month CME Term SOFR + 3.690%)	3.875	11-01-30		5,470,000	4,933,913
Capital markets 1.0%
MSCI, Inc. (A)	3.250	08-15-33		2,070,000	1,700,334
MSCI, Inc. (A)	3.625	09-01-30		13,300,000	11,804,939
MSCI, Inc. (A)	3.625	11-01-31		8,035,000	6,991,403
MSCI, Inc. (A)	3.875	02-15-31		6,045,000	5,397,958
The Goldman Sachs Group, Inc.	0.250	01-26-28	EUR	845,000	813,921
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	3,788,000	3,846,985
Financial services 0.4%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	7,150,000	6,366,007
Fidelity National Information Services, Inc.	1.000	12-03-28	EUR	4,800,000	4,612,062
Insurance 0.6%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-68		15,170,000	16,452,918
Health care 3.0%					91,434,426
Health care providers and services 2.7%
Centene Corp.	2.500	03-01-31		8,520,000	6,943,434
Centene Corp.	3.000	10-15-30		12,535,000	10,657,855
Centene Corp.	3.375	02-15-30		12,595,000	11,088,246
Centene Corp.	4.625	12-15-29		2,625,000	2,471,099
HCA, Inc.	3.500	09-01-30		33,286,000	29,785,656
HCA, Inc.	5.600	04-01-34		12,590,000	12,481,279
Rede D’or Finance Sarl (A)	4.500	01-22-30		4,134,000	3,692,011
Rede D’or Finance Sarl (A)	4.950	01-17-28		4,356,000	4,133,254
Life sciences tools and services 0.2%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	6,585,000	6,396,273
Pharmaceuticals 0.1%
Allergan Funding SCS	2.625	11-15-28	EUR	3,795,000	3,785,319
Industrials 4.5%					136,312,096
Aerospace and defense 1.6%
Airbus SE	1.625	06-09-30	EUR	2,740,000	2,673,129
DAE Funding LLC (A)	3.375	03-20-28		6,635,000	6,069,791
The Boeing Company	5.150	05-01-30		18,720,000	17,861,242
The Boeing Company	5.805	05-01-50		5,860,000	5,247,222
TransDigm, Inc. (A)	7.125	12-01-31		15,135,000	15,524,212
Building products 0.1%
Johnson Controls International PLC	0.375	09-15-27	EUR	2,590,000	2,522,958
Ground transportation 0.4%
Indian Railway Finance Corp., Ltd. (A)(C)	3.249	02-13-30		7,580,000	6,731,131
Uber Technologies, Inc. (A)	8.000	11-01-26		4,715,000	4,771,434
Passenger airlines 1.5%
American Airlines, Inc. (A)	5.750	04-20-29		13,410,000	12,968,338
Delta Air Lines 2020-1 Class A Pass Through Trust (C)	2.500	12-10-29		4,129,813	3,747,979
Delta Air Lines, Inc.	2.900	10-28-24		4,575,000	4,523,714
8	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Passenger airlines (continued)
Delta Air Lines, Inc. (A)	4.750	10-20-28		24,878,000	$24,227,725
Delta Air Lines, Inc.	7.375	01-15-26		1,655,000	1,692,628
Trading companies and distributors 0.9%
Air Lease Corp. (4.125% to 12-15-26, then 5 Year CMT + 3.149%) (D)	4.125	12-15-26		5,840,000	5,222,401
United Rentals North America, Inc.	3.875	02-15-31		9,425,000	8,292,566
United Rentals North America, Inc.	4.000	07-15-30		6,515,000	5,839,160
United Rentals North America, Inc.	4.875	01-15-28		2,458,000	2,366,222
United Rentals North America, Inc. (A)	6.000	12-15-29		6,060,000	6,030,244
Information technology 0.4%					12,524,886
IT services 0.1%
Gartner, Inc. (A)	3.750	10-01-30		5,220,000	4,605,845
Technology hardware, storage and peripherals 0.3%
CDW LLC	3.569	12-01-31		1,320,000	1,139,958
Dell International LLC	8.350	07-15-46		5,348,000	6,779,083
Materials 4.0%					118,881,377
Chemicals 0.2%
Braskem Netherlands Finance BV (A)	4.500	01-31-30		3,409,000	2,852,011
Braskem Netherlands Finance BV (A)	5.875	01-31-50		6,055,000	4,445,775
Construction materials 0.3%
Cemex SAB de CV (A)	3.875	07-11-31		8,925,000	7,835,125
Containers and packaging 1.4%
Ardagh Metal Packaging Finance USA LLC (A)	3.250	09-01-28		8,925,000	7,826,371
Ball Corp.	2.875	08-15-30		17,980,000	15,190,500
Ball Corp.	6.875	03-15-28		10,185,000	10,397,753
Berry Global, Inc. (A)	5.625	07-15-27		4,500,000	4,440,614
Sealed Air Corp. (A)	5.000	04-15-29		4,410,000	4,179,851
Metals and mining 2.1%
Cleveland-Cliffs, Inc. (A)	4.875	03-01-31		4,840,000	4,231,545
Cleveland-Cliffs, Inc. (A)	6.750	04-15-30		13,087,000	12,937,726
Corp. Nacional del Cobre de Chile (A)	4.875	11-04-44		3,955,000	3,274,508
Corp. Nacional del Cobre de Chile (A)	6.440	01-26-36		4,847,000	4,938,309
Freeport-McMoRan, Inc.	4.125	03-01-28		1,430,000	1,366,680
Freeport-McMoRan, Inc.	4.625	08-01-30		4,485,000	4,290,162
Freeport-McMoRan, Inc.	5.400	11-14-34		4,545,000	4,432,509
Freeport-McMoRan, Inc.	5.450	03-15-43		16,820,000	15,829,647
Indonesia Asahan Aluminium Persero PT (A)	4.750	05-15-25		10,525,000	10,412,291
Real estate 2.4%					71,939,591
Hotel and resort REITs 0.3%
Host Hotels & Resorts LP	3.375	12-15-29		7,065,000	6,276,525
Host Hotels & Resorts LP	3.500	09-15-30		2,575,000	2,271,672
Office REITs 0.0%
Boston Properties LP	2.750	10-01-26		1,266,000	1,180,136
Specialized REITs 2.1%
American Tower Corp.	0.500	01-15-28	EUR	2,845,000	2,732,392
American Tower Trust I (A)	5.490	03-15-28		6,120,000	6,145,934
SBA Communications Corp.	3.125	02-01-29		9,770,000	8,595,788
SBA Communications Corp.	3.875	02-15-27		17,790,000	16,838,461
SBA Tower Trust (A)	6.599	01-15-28		8,490,000	8,667,607
VICI Properties LP (A)	4.125	08-15-30		9,220,000	8,307,830
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	9

	Rate (%)	Maturity date		Par value^	Value
Real estate (continued)
Specialized REITs (continued)
VICI Properties LP (A)	4.625	12-01-29		4,345,000	$4,066,673
VICI Properties LP	5.125	05-15-32		7,255,000	6,856,573
Utilities 2.1%					63,448,863
Electric utilities 1.3%
Brazos Securitization LLC (A)	5.014	03-01-34		6,208,513	6,135,885
Brazos Securitization LLC (A)	5.413	09-01-52		6,630,000	6,587,954
EDP Finance BV	1.875	09-21-29	EUR	1,300,000	1,284,511
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		11,555,000	11,428,433
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	4.125	05-15-27		11,015,000	10,584,071
United Electric Securitization LLC (A)	5.109	06-01-33		1,548,742	1,522,512
Independent power and renewable electricity producers 0.5%
DPL, Inc.	4.125	07-01-25		10,060,000	9,837,976
The AES Corp. (A)	3.950	07-15-30		1,650,000	1,486,625
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55		4,390,000	4,427,133
Multi-utilities 0.3%
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55		1,525,000	1,546,934
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54		5,285,000	5,456,030

E.ON SE	0.625	11-07-31	EUR	3,595,000	3,150,799
Convertible bonds 3.1%					$93,660,385
(Cost $100,513,523)
Communication services 0.7%					19,846,249
Media 0.7%
Liberty Broadband Corp. (A)	3.125	03-31-53		15,955,000	15,064,711
Liberty Media Corp. (A)	2.375	09-30-53		4,475,000	4,781,538
Consumer discretionary 0.5%					14,736,750
Hotels, restaurants and leisure 0.2%
Marriott Vacations Worldwide Corp.	3.250	12-15-27		6,810,000	6,166,455
Specialty retail 0.3%
Burlington Stores, Inc. (A)	1.250	12-15-27		6,590,000	8,570,295
Industrials 1.1%					33,209,663
Ground transportation 0.3%
Uber Technologies, Inc. (A)	0.875	12-01-28		7,651,000	8,430,304
Passenger airlines 0.8%
Air Canada	4.000	07-01-25		5,160,000	5,484,268
American Airlines Group, Inc.	6.500	07-01-25		10,270,000	10,612,551
Southwest Airlines Company	1.250	05-01-25		8,800,000	8,682,540
Utilities 0.8%					25,867,723
Electric utilities 0.3%
The Southern Company (A)	4.500	06-15-27		8,255,000	8,407,718
Multi-utilities 0.3%
CenterPoint Energy, Inc. (A)	4.250	08-15-26		9,365,000	9,365,000
Water utilities 0.2%

American Water Capital Corp. (A)	3.625	06-15-26		8,235,000	8,095,005

Municipal bonds 3.3%					$100,603,101
(Cost $103,650,947)
Arlington Higher Education Finance Corp. (Texas) (E)	4.000	02-15-49		265,000	249,278
Board of Regents of the University of Texas System	2.439	08-15-49		11,605,000	7,106,569
10	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Bowling Green City School District (Ohio)	4.125	10-01-53	1,065,000	$996,622
City of Florence Combined Waterworks & Sewerage System Revenue (South Carolina)	3.000	09-01-38	330,000	286,023
City of Jersey Village (Texas)	4.000	03-15-49	475,000	437,182
City of Norfolk (Virginia)	1.804	10-01-31	4,035,000	3,289,742
City of Wilson (North Carolina)	4.000	10-01-40	20,000	19,711
Commonwealth of Massachusetts	2.900	09-01-49	5,840,000	3,963,708
Corp. ForGreer (South Carolina)	4.250	09-01-54	1,855,000	1,782,560
County of Anne Arundel (Maryland)	4.000	10-01-52	15,000	14,384
County of Durham (North Carolina)	5.000	06-01-42	1,775,000	1,967,426
County of Nassau (New York)	4.000	04-01-51	1,055,000	991,315
Finance Authority of Maine	4.875	12-01-43	135,000	133,561
Fort Mill Public Facilities Corp. (South Carolina)	4.000	08-01-44	150,000	143,207
Greenwood Independent School District (Texas) (E)	4.000	02-15-54	790,000	738,388
Hardin County School District Finance Corp. (Kentucky)	4.000	02-01-44	530,000	494,394
Lee County School Board (Florida)	4.000	08-01-46	325,000	307,748
Louisiana Local Government Environmental Facilities & Community Development Authority	5.198	12-01-39	5,275,000	5,227,167
Massachusetts Development Finance Agency	5.000	09-01-59	2,665,000	2,742,682
Massachusetts Educational Financing Authority	5.950	07-01-44	7,110,000	6,829,288
Massachusetts Educational Financing Authority (E)	6.069	07-01-33	5,480,000	5,480,000
Massachusetts School Building Authority	2.950	05-15-43	2,900,000	2,098,138
Massachusetts Water Resources Authority	3.124	08-01-39	7,145,000	5,684,303
Metropolitan Washington Airports Authority Aviation Revenue	5.250	10-01-53	900,000	943,303
Midland County Hospital District (Texas)	4.125	05-15-49	530,000	497,015
Needville Independent School District (Texas)	4.000	08-15-54	1,050,000	984,154
New Hampshire Business Finance Authority (A)	6.890	04-01-34	3,810,000	3,887,250
New Jersey Infrastructure Bank	3.000	09-01-37	530,000	463,468
New Jersey Transportation Trust Fund Authority	4.000	06-15-42	625,000	603,255
New York City Municipal Water Finance Authority	3.000	06-15-40	1,320,000	1,085,583
New York State Dormitory Authority	4.000	03-15-47	695,000	657,438
Northeast Metropolitan Regional Vocational School District (Massachusetts)	4.000	05-15-53	1,725,000	1,608,674
Ohio Higher Educational Facility Commission	4.000	07-01-44	1,875,000	1,758,063
Oklahoma State University	4.000	09-01-43	65,000	63,962
Oklahoma State University	4.250	09-01-54	170,000	164,869
Oregon Health & Science University	4.000	07-01-51	260,000	239,182
Oregon State University (E)	4.000	04-01-44	680,000	659,305
Rhode Island Health and Educational Building Corp.	5.000	05-15-46	1,065,000	1,138,932
Scago Public Facilities Corp. for Georgetown County (South Carolina)	4.000	06-01-43	40,000	38,868
South Carolina Jobs-Economic Development Authority	4.000	04-01-52	635,000	593,886
South Carolina Public Service Authority	5.740	01-01-30	2,420,000	2,473,946
State Board of Administration Finance Corp. (Florida)	2.154	07-01-30	1,648,000	1,387,636
State Board of Administration Finance Corp. (Florida)	5.526	07-01-34	6,860,000	6,899,858
State of Texas	5.235	10-01-43	8,400,000	8,304,374
Temple Independent School District (Texas)	4.000	02-01-49	575,000	538,493
Town of Maynard (Massachusetts)	4.000	04-15-54	2,135,000	2,003,393
University of Nebraska Facilities Corp.	3.037	10-01-49	3,025,000	2,185,497
University of Virginia	2.256	09-01-50	13,540,000	7,924,236

Virginia Commonwealth University Health System Authority	4.000	07-01-54	2,740,000	2,515,065
Term loans (F) 1.9%				$57,443,133
(Cost $57,554,619)
Consumer discretionary 0.8%				23,207,690
Hotels, restaurants and leisure 0.8%
Carnival Corp., 2024 Term Loan B1 (G)	TBD	10-18-28	2,636,000	2,654,452
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	11

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Carnival Corp., 2024 Term Loan B2 (G)	TBD	08-08-27	1,461,000	$1,469,036
New Red Finance, Inc., 2023 Term Loan B5 (1 month CME Term SOFR + 2.250%)	7.578	09-20-30	16,490,000	16,496,266
New Red Finance, Inc., 2024 Term Loan B5 (G)	TBD	09-20-30	1,200,000	1,200,456
Travel + Leisure Company, 2023 Term Loan B (G)	TBD	12-14-29	1,380,000	1,387,480
Industrials 1.1%				34,235,443
Aerospace and defense 0.1%
TransDigm, Inc., 2024 Term Loan J (G)	TBD	02-28-31	1,165,000	1,169,078
TransDigm, Inc., 2024 Term Loan K (G)	TBD	03-22-30	1,160,000	1,164,791
Construction and engineering 0.4%
AECOM, 2024 Term Loan B (1 month CME Term SOFR + 1.875%)	7.204	04-17-31	11,100,000	11,166,600
Passenger airlines 0.6%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	10.336	04-20-28	4,214,000	4,373,795
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month CME Term SOFR + 5.250%)	10.733	06-21-27	5,742,750	5,870,641
United Airlines, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	8.071	02-22-31	9,120,000	9,141,158
Trading companies and distributors 0.0%

United Rentals North America, Inc., 2024 Term Loan B (G)	TBD	02-14-31	1,340,000	1,349,380

Collateralized mortgage obligations 6.2%				$187,859,605
(Cost $185,688,772)
Commercial and residential 3.2%				95,602,442
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(H)	3.805	01-25-49	2,515,193	2,375,432
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) (A)(B)	7.636	05-15-39	3,145,000	3,154,828
BX Commercial Mortgage Trust
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%) (A)(B)	6.352	12-15-38	4,955,000	4,927,138
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) (A)(B)	6.131	09-15-36	5,650,000	5,611,357
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%) (A)(B)	6.708	03-15-41	6,559,441	6,563,544
BX Trust
Series 2022-CLS, Class A (A)	5.760	10-13-27	5,980,000	5,930,341
Series 2022-GPA, Class A (1 month CME Term SOFR + 2.165%) (A)(B)	7.482	08-15-39	7,070,484	7,101,418
Series 2022-GPA, Class B (1 month CME Term SOFR + 2.664%) (A)(B)	7.981	08-15-41	4,774,425	4,792,329
Series 2024-BIO, Class D (1 month CME Term SOFR + 3.639%) (A)(B)	8.956	02-15-41	4,345,000	4,345,000
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A (1 month CME Term SOFR + 1.367%) (A)(B)	6.684	12-15-37	3,840,900	3,842,408
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (A)(H)	5.820	10-12-40	4,380,000	4,402,956
COLT Mortgage Loan Trust
Series 2022-5, Class A1 (A)(H)	4.550	04-25-67	3,301,381	3,247,789
Credit Suisse Mortgage Capital Certificates
Series 2019-NQM1, Class A1 (A)	3.656	10-25-59	589,070	571,608
GCAT Trust
Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) (A)	5.269	08-25-67	3,537,925	3,492,666
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37	2,930,554	49,872
Series 2007-4, Class ES IO	0.350	07-19-47	2,972,027	39,716
12	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2007-6, Class ES IO (A)	0.343	08-19-37	3,212,917	$41,334
InTown Mortgage Trust
Series 2022-STAY, Class B (1 month CME Term SOFR + 3.286%) (A)(B)	8.603	08-15-39	5,640,000	5,671,725
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (A)(B)	6.612	05-15-39	7,534,000	7,402,155
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(B)	7.111	05-15-39	9,970,000	9,745,675
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A (H)	5.286	11-25-34	694,296	685,628
SCOTT Trust
Series 2023-SFS, Class AS (A)	6.204	03-10-40	2,925,000	2,852,146
Verus Securitization Trust
Series 2022-8, Class A3 (6.127% to 10-1-26, then 7.127% thereafter) (A)	6.127	09-25-67	2,623,677	2,587,463
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter) (A)	5.041	08-25-67	4,588,959	4,508,591
Series 2024-1, Class A1 (5.712% to 1-1-28, then 6.712% thereafter) (A)	5.712	01-25-69	1,673,596	1,659,323
U.S. Government Agency 3.0%				92,257,163
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%) (A)(B)	7.324	04-25-42	3,308,323	3,358,188
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%) (A)(B)	7.524	05-25-42	4,250,922	4,323,526
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%) (A)(B)	8.674	05-25-42	6,570,000	6,904,375
Series 2022-DNA6, Class M1A (30 day Average SOFR + 2.150%) (A)(B)	7.474	09-25-42	5,781,148	5,853,413
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%) (A)(B)	7.824	03-25-52	4,112,555	4,183,779
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%) (A)(B)	8.824	03-25-42	3,825,000	4,022,974
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%) (A)(B)	8.874	08-25-42	5,665,000	5,967,504
Series 2024-HQA1, Class M2 (30 day Average SOFR + 2.000%) (A)(B)	7.324	03-25-44	10,995,000	11,057,126
Federal National Mortgage Association
Series 2020-SBT1, Class 1B1 (30 day Average SOFR + 6.864%) (A)(B)	12.188	02-25-40	3,381,000	3,634,297
Series 2021-R02, Class 2B2 (30 day Average SOFR + 6.200%) (A)(B)	11.524	11-25-41	2,610,000	2,758,457
Series 2022-R01, Class 1M1 (30 day Average SOFR + 1.000%) (A)(B)	6.324	12-25-41	1,275,441	1,276,626
Series 2022-R03, Class 1M1 (30 day Average SOFR + 2.100%) (A)(B)	7.424	03-25-42	773,310	784,879
Series 2022-R04, Class 1M1 (30 day Average SOFR + 2.000%) (A)(B)	7.324	03-25-42	1,539,000	1,563,495
Series 2022-R05, Class 2M2 (30 day Average SOFR + 3.000%) (A)(B)	8.324	04-25-42	9,271,000	9,605,964
Series 2022-R06, Class 1M1 (30 day Average SOFR + 2.750%) (A)(B)	8.074	05-25-42	2,922,204	3,012,962
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%) (A)(B)	7.824	09-25-42	3,409,181	3,468,842
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%) (A)(B)	7.730	12-25-42	2,948,519	3,034,713
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%) (A)(B)	9.224	04-25-43	2,960,000	3,180,480
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%) (A)(B)	8.024	07-25-43	4,055,000	4,216,111

Series 2024-R02, Class 1M1 (30 day Average SOFR + 1.100%) (A)(B)	6.424	02-25-44	10,032,780	10,049,452
Asset backed securities 1.7%				$50,670,069
(Cost $51,657,220)
Asset backed securities 1.7%				50,670,069
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	5,065,000	4,806,182
DB Master Finance LLC
Series 2019-1A, Class A2II (A)	4.021	05-20-49	4,529,138	4,369,799
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	5,629,925	$5,511,538
FirstKey Homes Trust
Series 2020-SFR2, Class A (A)	1.266	10-19-37	2,488,259	2,342,314
Home Partners of America Trust
Series 2019-1, Class B (A)	3.157	09-17-39	3,867,101	3,566,070
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	977,736	976,069
OCCU Auto Receivables Trust
Series 2022-1A, Class A3 (A)	5.500	10-15-27	6,050,000	6,035,055
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	10,776,563	10,567,695
Texas Natural Gas Securitization Finance Corp.
Series 2023-1, Class A2	5.169	04-01-41	5,395,000	5,350,279
T-Mobile US Trust
Series 2022-1A, Class A (A)	4.910	05-22-28	7,190,000	7,145,068

	Shares	Value
Preferred securities 0.7%		$20,402,198
(Cost $21,454,832)
Financials 0.2%		5,486,190
Banks 0.2%
Citizens Financial Group, Inc., 7.375% (C)	194,675	4,876,609
First Horizon Corp., 4.700%	34,500	598,575
Huntington Bancshares, Inc., 4.500%	625	11,006
Utilities 0.5%		14,916,008
Electric utilities 0.5%
NextEra Energy, Inc., 6.926% (C)	328,185	14,916,008

	Yield (%)	Shares	Value
Short-term investments 2.4%			$71,292,604
(Cost $71,309,797)
Short-term funds 2.4%			71,292,604
John Hancock Collateral Trust (I)	5.2280(J)	7,131,614	71,292,604

Total investments (Cost $3,263,138,942) 100.8%	$3,042,596,103
Other assets and liabilities, net (0.8%)	(23,931,304)
Total net assets 100.0%	$3,018,664,799

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
14	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $941,479,122 or 31.2% of the fund’s net assets as of 5-31-24.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	All or a portion of this security is on loan as of 5-31-24. The value of securities on loan amounted to $40,354,504.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Security purchased or sold on a when-issued or delayed delivery basis.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $41,280,691.
(J)	The rate shown is the annualized seven-day yield as of 5-31-24.
The fund had the following country composition as a percentage of net assets on 5-31-24:
United States	60.6%
Canada	8.2%
Indonesia	4.2%
Supranational	3.2%
New Zealand	2.5%
Mexico	2.3%
South Korea	1.9%
United Kingdom	1.9%
Philippines	1.9%
Australia	1.8%
Other countries	11.5%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	15

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BUND Futures	189	Long	Jun 2024	$27,114,249	$26,524,315	$(589,934)
10-Year U.S. Treasury Note Futures	1,050	Short	Sep 2024	(114,456,587)	(114,236,719)	219,868
Euro-BTP Italian Government Bond Futures	225	Short	Jun 2024	(28,700,613)	(28,471,154)	229,459
U.S. Treasury Long Bond Futures	397	Short	Sep 2024	(46,420,435)	(46,076,812)	343,623
						$203,016
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	45,521,529	NZD	49,338,004	ANZ	6/20/2024	—	$(26,370)
AUD	39,463,484	NZD	42,706,330	BARC	6/20/2024	$17,544	—
AUD	16,226,023	NZD	17,596,716	CIBC	6/20/2024	—	(15,744)
AUD	38,511,223	NZD	41,910,268	CITI	6/20/2024	—	(126,997)
AUD	91,706,265	NZD	99,348,481	JPM	6/20/2024	—	(24,642)
AUD	72,026,035	NZD	78,131,320	MSCS	6/20/2024	—	(82,726)
AUD	16,226,023	NZD	17,588,684	RBC	6/20/2024	—	(10,807)
AUD	13,154,495	NZD	14,242,963	SSB	6/20/2024	1,226	—
AUD	16,224,640	USD	10,689,929	ANZ	6/20/2024	110,142	—
AUD	2,600,000	USD	1,709,139	CIBC	6/20/2024	21,573	—
AUD	24,354,810	USD	15,909,780	CITI	6/20/2024	302,209	—
AUD	32,449,280	USD	21,405,752	JPM	6/20/2024	194,390	—
AUD	48,089,887	USD	31,439,494	MSCS	6/20/2024	571,953	—
AUD	2,553,963	USD	1,659,356	RBC	6/20/2024	40,712	—
BRL	42,110,282	USD	8,238,825	GSI	6/20/2024	—	(232,421)
CAD	5,312,500	JPY	607,269,218	CIBC	6/20/2024	28,287	—
CAD	51,084,659	USD	37,393,749	CIBC	6/20/2024	99,556	—
CAD	13,644,597	USD	9,969,031	CITI	6/20/2024	45,347	—
CAD	5,005,876	USD	3,659,640	JPM	6/20/2024	14,395	—
CAD	86,793,225	USD	63,473,503	MSCS	6/20/2024	227,907	—
CAD	5,009,535	USD	3,659,640	RBC	6/20/2024	17,081	—
CAD	15,068,372	USD	10,978,921	SSB	6/20/2024	80,428	—
CAD	8,648,175	USD	6,309,390	UBS	6/20/2024	37,891	—
EUR	2,657,750	JPY	434,534,975	CITI	6/20/2024	115,980	—
EUR	2,655,000	MXN	49,046,426	SSB	6/20/2024	—	(713)
EUR	9,466,776	NOK	110,819,216	BARC	6/20/2024	—	(283,212)
EUR	13,288,750	NOK	153,872,430	CITI	6/20/2024	—	(236,739)
EUR	77,150,479	NOK	898,152,376	JPM	6/20/2024	—	(1,833,388)
EUR	46,397,559	NOK	533,365,116	MSCS	6/20/2024	—	(456,850)
EUR	26,378,753	USD	28,650,755	CIBC	6/20/2024	—	(9,078)
EUR	82,929,537	USD	89,878,235	CITI	6/20/2024	165,483	—
EUR	33,508,735	USD	36,552,334	RBC	6/20/2024	—	(169,022)
EUR	1,681,138	USD	1,806,216	TD	6/20/2024	19,140	—
EUR	33,505,747	USD	36,254,592	UBS	6/20/2024	125,475	—
GBP	1,184,693	USD	1,509,175	BARC	6/20/2024	540	—
GBP	2,657,369	USD	3,392,171	CIBC	6/20/2024	—	(5,748)
GBP	13,350,000	USD	17,105,035	GSI	6/20/2024	—	(92,433)
GBP	12,524,869	USD	15,424,545	HUS	6/20/2024	536,549	—
GBP	13,335,000	USD	17,095,910	RBC	6/20/2024	—	(102,423)
GBP	13,716,193	USD	17,459,972	SSB	6/20/2024	19,289	—
GBP	13,350,000	USD	17,119,493	UBS	6/20/2024	—	(106,891)
JPY	302,301,746	CAD	2,633,750	BARC	6/20/2024	—	(6,125)
16	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
JPY	294,009,705	CAD	2,653,000	CITI	6/20/2024	—	$(73,108)
JPY	295,448,772	CAD	2,653,000	JPM	6/20/2024	—	(63,935)
JPY	429,756,820	EUR	2,657,750	MSCS	6/20/2024	—	(146,436)
JPY	1,992,255,768	USD	13,351,250	CIBC	6/20/2024	—	(652,418)
JPY	2,046,700,618	USD	13,249,000	CITI	6/20/2024	—	(203,131)
JPY	4,039,747,793	USD	26,702,500	GSI	6/20/2024	—	(952,754)
JPY	6,152,988,983	USD	40,053,750	HUS	6/20/2024	—	(833,999)
JPY	2,054,595,300	USD	13,249,000	JPM	6/20/2024	—	(152,809)
JPY	3,955,268,961	USD	26,702,500	MSCS	6/20/2024	—	(1,491,230)
JPY	4,083,733,440	USD	26,498,000	SSB	6/20/2024	—	(467,885)
MXN	48,326,791	EUR	2,655,000	BNY	6/20/2024	—	(41,594)
MXN	273,738,310	USD	15,928,836	BARC	6/20/2024	$164,438	—
MXN	151,954,431	USD	8,836,955	CIBC	6/20/2024	96,556	—
MXN	45,392,481	USD	2,654,500	CITI	6/20/2024	14,157	—
MXN	409,644,068	USD	24,269,224	GSI	6/20/2024	—	(185,955)
MXN	178,221,726	USD	10,520,002	MSCS	6/20/2024	—	(42,219)
MXN	150,839,323	USD	8,791,159	RBC	6/20/2024	76,793	—
MXN	458,232,815	USD	26,865,184	SSB	6/20/2024	74,652	—
NOK	620,873,578	EUR	53,795,609	BARC	6/20/2024	764,523	—
NOK	93,351,671	EUR	7,888,980	CITI	6/20/2024	331,541	—
NOK	153,550,177	EUR	13,288,750	HUS	6/20/2024	206,025	—
NOK	120,300,919	EUR	10,302,174	JPM	6/20/2024	279,842	—
NOK	297,901,924	EUR	25,756,563	MSCS	6/20/2024	426,715	—
NOK	9,527,309	USD	904,795	BARC	6/20/2024	3,246	—
NOK	5,640,000	USD	520,200	BOA	6/20/2024	17,345	—
NZD	17,969,681	AUD	16,282,047	JPM	6/20/2024	207,713	—
NZD	89,462,140	AUD	81,349,446	MSCS	6/20/2024	841,593	—
NZD	55,455,395	AUD	50,444,498	RBC	6/20/2024	509,726	—
NZD	16,597,486	USD	10,091,604	BARC	6/20/2024	110,903	—
NZD	13,288,750	USD	8,034,179	BNY	6/20/2024	134,441	—
NZD	33,193,555	USD	19,797,964	GSI	6/20/2024	606,179	—
NZD	24,722,082	USD	14,962,298	HUS	6/20/2024	234,413	—
NZD	17,426,777	USD	10,372,140	JPM	6/20/2024	340,133	—
NZD	16,597,486	USD	10,082,027	RBC	6/20/2024	120,480	—
NZD	13,288,750	USD	8,096,344	UBS	6/20/2024	72,277	—
SEK	28,055,775	USD	2,634,750	MSCS	6/20/2024	33,252	—
SGD	37,728,457	USD	28,239,863	BARC	6/20/2024	—	(296,343)
SGD	71,029,380	USD	52,961,100	CIBC	6/20/2024	—	(353,306)
SGD	107,687,519	USD	79,720,324	CITI	6/20/2024	38,261	—
SGD	66,221,592	USD	49,425,778	GSI	6/20/2024	—	(378,864)
SGD	95,518,352	USD	70,931,926	HUS	6/20/2024	—	(186,414)
SGD	191,485,453	USD	141,681,842	JPM	6/20/2024	141,546	—
SGD	23,545,079	USD	17,643,239	MSCS	6/20/2024	—	(204,615)
SGD	51,482,950	USD	38,349,458	SSB	6/20/2024	—	(218,697)
SGD	47,674,959	USD	35,438,161	UBS	6/20/2024	—	(127,781)
USD	12,556,570	AUD	19,098,897	ANZ	6/20/2024	—	(156,775)
USD	72,239,557	AUD	109,261,844	CIBC	6/20/2024	—	(491,527)
USD	29,536,666	AUD	45,040,504	CITI	6/20/2024	—	(444,932)
USD	15,945,807	AUD	24,344,000	HUS	6/20/2024	—	(258,986)
USD	12,831,101	AUD	19,706,175	JPM	6/20/2024	—	(286,484)
USD	15,950,781	AUD	24,128,842	MSCS	6/20/2024	—	(110,790)
USD	15,713,932	AUD	24,128,842	UBS	6/20/2024	—	(347,638)
USD	8,671,980	BRL	43,581,037	GSI	6/20/2024	385,943	—
USD	46,930,275	CAD	63,922,860	BARC	6/20/2024	14,442	—
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	17

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	9,344,664	CAD	12,738,114	CIBC	6/20/2024	—	$(4,404)
USD	67,957,662	CAD	91,700,646	CITI	6/20/2024	$654,476	—
USD	2,653,250	CAD	3,637,802	SSB	6/20/2024	—	(16,695)
USD	11,997,914	CAD	16,350,866	UBS	6/20/2024	—	(2,714)
USD	28,368,154	EUR	26,576,250	BARC	6/20/2024	—	(487,963)
USD	14,184,262	EUR	13,288,125	CITI	6/20/2024	—	(243,797)
USD	28,890,053	EUR	26,576,250	HUS	6/20/2024	33,936	—
USD	35,968,811	EUR	33,535,090	JPM	6/20/2024	—	(443,115)
USD	42,944,874	EUR	39,928,716	RBC	6/20/2024	—	(409,161)
USD	135,620,559	EUR	123,539,620	SSB	6/20/2024	1,482,985	—
USD	30,584,332	EUR	28,261,393	UBS	6/20/2024	—	(101,490)
USD	17,427,243	GBP	13,839,570	CITI	6/20/2024	—	(209,243)
USD	87,313,332	GBP	68,221,770	MSCS	6/20/2024	374,769	—
USD	15,725,334	GBP	12,598,388	UBS	6/20/2024	—	(329,449)
USD	26,702,500	JPY	4,083,386,354	BARC	6/20/2024	674,597	—
USD	13,186,386	JPY	2,059,094,909	CITI	6/20/2024	61,514	—
USD	53,190,000	JPY	8,103,576,285	GSI	6/20/2024	1,537,015	—
USD	13,290,000	JPY	2,051,045,700	JPM	6/20/2024	216,435	—
USD	18,922,448	MXN	323,159,877	BARC	6/20/2024	—	(76,355)
USD	6,199,937	MXN	105,535,101	CIBC	6/20/2024	—	(4,548)
USD	10,628,811	MXN	182,992,345	GSI	6/20/2024	—	(129,441)
USD	33,251,769	MXN	566,636,721	JPM	6/20/2024	—	(61,211)
USD	19,766,218	MXN	335,260,781	MSCS	6/20/2024	55,995	—
USD	5,680,748	MXN	95,098,562	RBC	6/20/2024	89,835	—
USD	7,943,000	MXN	134,969,631	SSB	6/20/2024	8,038	—
USD	8,820,728	MXN	150,145,544	UBS	6/20/2024	—	(6,437)
USD	23,386,098	NOK	244,050,504	HUS	6/20/2024	125,812	—
USD	4,826,642	NOK	51,161,477	SSB	6/20/2024	—	(49,523)
USD	3,267,903	NZD	5,303,246	ANZ	6/20/2024	7,987	—
USD	33,531,989	NZD	55,268,628	CITI	6/20/2024	—	(441,743)
USD	20,977,624	NZD	34,611,566	HUS	6/20/2024	—	(298,173)
USD	3,110,151	NZD	5,176,960	JPM	6/20/2024	—	(72,136)
USD	78,361,353	NZD	130,540,553	MSCS	6/20/2024	—	(1,882,179)
USD	15,000,588	NZD	24,676,213	SSB	6/20/2024	—	(167,929)
USD	314,640	NZD	527,250	TD	6/20/2024	—	(9,462)
USD	7,979,961	NZD	13,288,750	UBS	6/20/2024	—	(188,660)
USD	2,634,750	SEK	27,756,738	MSCS	6/20/2024	—	(4,815)
USD	188,584,329	SGD	250,571,652	BARC	6/20/2024	2,998,846	—
USD	44,480,231	SGD	60,091,891	CIBC	6/20/2024	—	(26,729)
USD	110,004,522	SGD	147,933,164	CITI	6/20/2024	438,067	—
USD	115,834,487	SGD	156,671,528	HUS	6/20/2024	—	(204,023)
USD	44,312,531	SGD	59,729,681	JPM	6/20/2024	73,840	—
USD	1,378,586	SGD	1,871,396	MSCS	6/20/2024	—	(7,460)
USD	17,747,642	SGD	24,017,760	RBC	6/20/2024	—	(41,072)
						$17,874,379	$(18,912,881)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
18	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BNY	The Bank of New York Mellon
BOA	Bank of America, N.A.
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	19

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2024, by major security category or type:
	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$424,942,044	—	$424,942,044	—
Foreign government obligations	722,679,706	—	722,679,706	—
Corporate bonds	1,313,043,258	—	1,313,043,258	—
Convertible bonds	93,660,385	—	93,660,385	—
Municipal bonds	100,603,101	—	100,603,101	—
Term loans	57,443,133	—	57,443,133	—
Collateralized mortgage obligations	187,859,605	—	187,859,605	—
Asset backed securities	50,670,069	—	50,670,069	—
Preferred securities	20,402,198	$20,402,198	—	—
Short-term investments	71,292,604	71,292,604	—	—
Total investments in securities	$3,042,596,103	$91,694,802	$2,950,901,301	—
Derivatives:
Assets
Futures	$792,950	$792,950	—	—
Forward foreign currency contracts	17,874,379	—	$17,874,379	—
Liabilities
Futures	(589,934)	(589,934)	—	—
Forward foreign currency contracts	(18,912,881)	—	(18,912,881)	—
20	|

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	7,131,614	$51,027,776	$652,637,219	$(632,364,367)	$5,018	$(13,042)	$1,927,007	—	$71,292,604
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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